Stock Incentive and Employee Benefit Plans - Schedule of Stock Options Outstanding Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Options Outstanding, Beginning Balance	16,939
Options Outstanding, Granted	17,610
Options Outstanding, Exercised	(365)
Options Outstanding, Forfeited/Cancelled	(1,060)
Options Outstanding, Ending Balance	33,124	16,939
Options Outstanding, Exercisable	18,990
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 1.68
Weighted Average Exercise Price, Granted	7.02
Weighted Average Exercise Price, Exercised	1.68
Weighted Average Exercise Price, Forfeited/Cancelled	6.36
Weighted Average Exercise Price, Outstanding, Ending Balance	4.38	$ 1.68
Weighted Average Exercise Price, Exercisable	$ 2.78
Outstanding, Weighted-average Remaining Contractual Life, (in Years)	7 years 6 months	7 years
Exercisable, Weighted-average Remaining Contractual Life, (in Years)	6 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 7,459	$ 38,942
Aggregate Intrinsic Value, Exercisable	$ 5,600